Financial Instruments - Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
NTD | Financial liabilities
Statement [line items]
Foreign currency	$ 1,472,661	$ 1,246,126
Exchange rate	31.43	32.785
Functional currency	$ 46,855	$ 38,010
NTD | Financial assets
Statement [line items]
Foreign currency	$ 409,509	$ 235,638
Exchange rate	31.43	32.785
Functional currency	$ 13,029	$ 7,187
CNY | Financial assets
Statement [line items]
Foreign currency	$ 21	$ 38,575
Exchange rate	7.0288	7.1884
Functional currency	$ 3	$ 5,366
JPY | Financial liabilities
Statement [line items]
Foreign currency	$ 1,249	$ 375,040
Exchange rate	156.5239	156.1934
Functional currency	$ 8	$ 2,401
JPY | Financial assets
Statement [line items]
Foreign currency	$ 9,400	$ 352,275
Exchange rate	156.5239	156.1934
Functional currency	$ 60	$ 2,255